Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization of Intangible Assets [Line Items]
Total	¥ 24,685,181	¥ 12,694,599	¥ 9,319,001
Store depreciation and amortization [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Total	14,401,566	7,329,142	5,606,317
Franchise and royalty expenses [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Total	¥ 10,283,615	¥ 5,365,457	¥ 3,712,684